Income Taxes - Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax (benefit)/expense, tax	₨ (1,365)	$ (18.7)	₨ (646)	₨ 102
Temporary differences reversing in the Tax Holiday Period, tax	(1,070)	(14.6)	(386)	304
Impact of changes in tax rate, tax			3
Permanent timing differences, tax	1,423	19.4	1,327	29
Valuation allowance created / (reversed) during the year, tax	871	11.9	(111)	(387)
Other difference, tax	437	6.0	302	105
Total	₨ 296	$ 4.0	₨ 489	₨ 153
Statutory income tax (benefit)/expense, percent	34.94%	34.94%	34.94%	34.94%
Temporary differences reversing in the Tax Holiday Period, percent	27.40%	27.40%	20.88%	(103.92%)
Impact of changes in tax rate, percent			(0.16%)
Permanent timing differences, percent	(36.44%)	(36.44%)	(71.81%)	9.92%
Valuation allowance created / (reversed) during the year, percent	(22.30%)	(22.30%)	6.03%	(112.73%)
Other difference, percent	(11.19%)	(11.19%)	(16.34%)	224.03%
Total	(7.59%)	(7.59%)	(26.46%)	52.24%